Accrued Expenses and Other Payables - Summary of Components of Accrued Expenses and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current:
Accrued cost of revenue and sales and marketing expenses	$ 49,179	$ 22,561
Accrued interest for convertible promissory notes	21,607
Accrued office-related operating expenses	9,652	3,853
Business and other taxes payables	5,277	2,985
Other payables	163,483	45,456
Payroll and welfare payable	22,131	13,941
Payable for acquisition of non-controlling interests		8,780
Payable for property and equipment	6,239	2,823
Others	7,680	1,687
Total current	285,248	102,086
Non-current:
Other payables	2,050	2,519
Others	5,497	1,961
Total non-current	$ 7,547	$ 4,480